Acquisitions and disposals (Details 1) - ARS ($) $ in Millions	Jun. 30, 2021	Sep. 30, 2020	Jun. 30, 2020	Jun. 30, 2019
Statement [Line Items]
Inventories	$ 10,686		$ 13,623	$ 17,759
Provisions	540		8,312
Payroll and social security liabilities	1,486		7,037
Group of liabilities held for sale	$ 0		$ 35,521
IDBD [Member]
Statement [Line Items]
Investment properties		$ 117,547
Property, plant and equipment		47,989
Trading properties		7,690
Intangible assets		36,546
Right-of-use assets		25,853
Investments in associates and joint ventures		48,443
Deferred income tax assets		568
Income tax and MPIT credits		426
Restricted assets		8,400
Trade and other receivables		70,693
Investments in financial assets		31,643
Derivative financial instruments		368
Inventories		4,712
Group of assets held for sale		55,028
Cash and cash equivalents		145,330
TOTAL ASSETS		601,236
Borrowings		(425,321)
Lease liabilities		23,696
Deferred income tax liabilities		(16,261)
Trade and other payables		(31,785)
Income tax and MPIT liabilities		596
Provisions		7,095
Employee benefits		(624)
Derivative financial instrument		624
Payroll and social security liabilities		4,427
Group of liabilities held for sale		28,805
TOTAL LIABILITIES		539,234
TOTAL NET ASSETS		62,002
Non-controlling interest		62,519
Result for loss of control		(517)
Recycling of currency translation adjustment and other reserves		(3,504)
Total result for loss of control		$ (4,021)